Investment Objectives and Goals - FRANKLIN NEW YORK TAX-FREE INCOME FUND	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN NEW YORK TAX-FREE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.